Document and Entity Information	Apr. 21, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001621434
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 21, 2020
Entity Registrant Name	Black Stone Minerals, L.P.
Entity Incorporation State Country Code	DE
Entity File Number	001-37362
Entity Tax Identification Number	47-1846692
Entity Address, Address Line One	1001 Fannin Street
Entity Address, Address Line Two	Suite 2020
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	445-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units Representing Limited Partner Interests
Trading Symbol	BSM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false